AmericaFirst Quantitative Funds

AmericaFirst Large Cap Share Buyback Fund

Incorporated herein by reference is the definitive version of the prospectus for the AmericFirst Large Cap Share Buyback Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 20, 2017 (Accession Number: 0001580642-17-000315).